Finance Receivables And Loans, Net (Schedule of Accounts, Notes, Loans and Financing Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	$ 99,055	$ 113,920
Loans at fair value	0	835
Finance receivables and loans, net	99,055	114,755
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	53,715	63,459
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	9,821	9,993
First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	7,173	6,891
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,648	3,102
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	35,519	40,468
Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	30,270	34,817
Commercial And Industrial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	1,911
Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,697	1,241
Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,552	2,485
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	14
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fair value	0	603
Finance receivables and loans, net	99,035	89,096
Domestic [Member] | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	53,713	46,576
Domestic [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	9,821	9,969
Domestic [Member] | First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	7,173	6,867
Domestic [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,648	3,102
Domestic [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	35,501	31,948
Domestic [Member] | Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	30,270	26,552
Domestic [Member] | Commercial And Industrial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	1,887
Domestic [Member] | Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,679	1,178
Domestic [Member] | Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2,552	2,331
Domestic [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	0
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fair value	0	232
Finance receivables and loans, net	20	25,659
Foreign [Member] | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	2	16,883
Foreign [Member] | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	24
Foreign [Member] | First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	24
Foreign [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	0
Foreign [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	18	8,520
Foreign [Member] | Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	8,265
Foreign [Member] | Commercial And Industrial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	24
Foreign [Member] | Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	18	63
Foreign [Member] | Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	154
Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans, net	0	14
loans held-for-investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	$ 895	$ 2,900